Related Party Transactions	6 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
The Company has agreements with Thoma Bravo, LLC for financial and management advisory services. During the years ended March 31, 2017, 2018, and 2019, the Company incurred $2.8 million, $4.9 million, and $4.9 million, respectively, related to these services. The related expense is reflected in “General and administrative” expense in the consolidated statements of operations.
The Company had payments to directors of $0.3 million during the years ended March 31, 2017, 2018, and 2019. Additionally, directors had 2.3 million MIUs outstanding at March 31, 2018 and 2019.
During the years ended March 31, 2018 and 2019, the Company has transfers to related parties of $3.9 million and $0.8 million, respectively, which are included in “Additional paid-in capital” in the consolidated balance sheets.
During the years ended March 31, 2017, 2018, and 2019, the Company transferred cash to related parties of $62.7 million, $74.6 million, and $1,177.0 million, respectively, related to debt service and shared costs. Other related party settlements resulted in an increase in payables to related parties of $25.6 million, $35.2 million, and $14.3 million for the years ended March 31, 2017, 2018, and 2019, respectively.
In the year ended March 31, 2017, the Company transferred certain assets related to its Mobile Test offerings to another company under common control. As no consideration was exchanged, the Company recorded an equity transfer to a related party of $2.3 million on a pre-tax basis.
Related Party Debt
On April 1, 2015, the Company entered into $1.8 billion in subordinated demand promissory notes payable to Compuware Corporation (“Compuware”), a related party. The promissory notes were established in connection with Compuware’s external debt financing. All payments of principal and interest are payable on the earliest to occur of (i) demand by the holder, (ii) June 1, 2023 and (iii) the date of acceleration of the promissory notes as a result of the occurrence of an event of default. The Company may prepay the promissory notes at any time without penalty. At March 31, 2018 and 2019, the Company had principal outstanding of $1.7 billion and $478.5 million, respectively, included in the consolidated balance sheet as payable to related party. At March 31, 2018 and 2019, the Company accrued interest on the promissory notes of $91.3 million, at a rate of 2.12% per annum, and $118.7 million at a rate of 2.72% per annum, respectively, included as a payable to related party in the consolidated balance sheet. For the years ended March 31, 2017, 2018 and 2019, interest expense on the promissory notes were $25.6 million, $35.2 million, and $27.4 million, respectively, and is included in the consolidated statements of operations in interest expense, net. As a result of the August 23, 2018 financing transaction, as described in Note 9 - Long-term Debt, the amount was reduced by the net proceeds of the financing obtained by Dynatrace LLC, leaving $597.2 million in principal and interest outstanding. In connection with the spin-off, the corresponding receivable at Compuware was contributed to the Company and eliminated.
Related Party Transactions
The Company had agreements with Thoma Bravo, LLC for financial and management advisory services. The Company incurred $1.2 million and $0.4 million related to these services during the three months ended September 30, 2018 and 2019, respectively, and $2.4 million and $1.6 million during the six months ended September 30, 2018 and 2019, respectively. The related expense is reflected in “General and administrative” expense in the condensed consolidated statements of operations. Upon completion of the Company’s initial public offering, these agreements were terminated.
During the three and six months ended September 30, 2018, the Company had transfers from related parties of $43.3 million and $41.9 million, respectively, which are included in “Additional paid-in capital” in the condensed consolidated balance sheets. During the six months ended September 30, 2018, the Company transferred cash to related parties of $1,177.0 million related to debt service and shared costs. Other related party settlements resulted in a decrease in payables to related parties of $37.9 million for the six months ended September 30, 2018.
During the three and six months ended September 30, 2019, the Company had receivables from employees of $0.5 million related to payroll tax withholdings paid by the Company which are recognized in “Prepaid expenses and other current assets” in the condensed consolidated balance sheets.
During the three and six months ended September 30, 2019, Compuware distributed $265.0 million to the Company to partially or wholly fund a tax liability incurred in connection with the reorganization transactions described in Note 2. As of September 30, 2019, the Company had a receivable from Compuware of $7.5 million primarily due to estimated taxes paid by the Company for taxable income realized by Compuware. These amounts are reimbursable under the Tax Matters Agreement entered into between Compuware and the Company in connection with the reorganization.
Related Party Debt
On April 1, 2015, the Company entered into $1.8 billion in subordinated demand promissory notes payable to Compuware, a related party. The promissory notes were established in connection with Compuware’s external debt financing. All payments of principal and interest were payable on the earliest to occur of (i) demand by the holder, (ii) June 1, 2023 and (iii) the date of acceleration of the promissory notes as a result of the occurrence of an event of default. As a result of the August 23, 2018 financing transaction, as described in Note 8, “Long-term Debt”, the amount was reduced by the net proceeds of the financing obtained by Dynatrace LLC, leaving $478.5 million in principal and accrued interest of $118.7 million, at a rate of 2.72% per annum, which is included in “Payable to related party” in the condensed consolidated balance sheets at March 31, 2019. Interest expense on the promissory notes was $10.1 million and $20.8 million for the three and six months ended September 30, 2018, respectively, and $1.0 million and $4.1 million for the three and six months ended September 30, 2019, respectively, and is included in the condensed consolidated statements of operations in “Interest expense, net.” In connection with the reorganization during the second quarter of fiscal 2020, the corresponding receivable at Compuware was contributed to the Company and the payable to related party was eliminated.